FAIR VALUE MEASUREMENTS (Tables)	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

	Level	December 31, 2020
Assets:
Cash and marketable securities held in Trust Account	1	$320,004,846
Liabilities:
Warrant Liability — Public Warrants	1	$16,106,667
Warrant Liability — Private Placement Warrants	3	$8,456,000

Schedule of initial measurement
As of September 30, 2020, the aggregate value of the Private Placement Warrants and Public Warrants was $4.9 million and $9.3 million, respectively.

Input	September 30, 2020
Risk-free interest rate	0.3%
Expected term to initial business combination (years)	0.6
Expected volatility	15.0%
Exercise price	$11.50
Fair value of Units	$10.14

Schedule of fair value on a recurring basis

Description	Level	June 30, 2021	December 31, 2020
Assets:
Cash and marketable securities held in Trust Account	1	$320,014,519	$320,004,846
Liabilities:
Warrant Liabilities — Public Warrants	1	$30,240,001	$16,106,667
Warrant Liabilities — Private Placement Warrants	2	$15,876,000	$8,456,000

Schedule of changes in the fair value of warrant liabilities

	Private Placement	Level	Public	Level	Warrant Liabilities
Fair value as of July 28, 2020 (inception)	$—		$—		$—
Initial measurement on September 29, 2020	4,373,333	3	8,200,000	3	12,573,333
Change in valuation inputs or other assumptions	266,667		500,00		766,667
Fair value as of September 30, 2020	4,640,000	3	8,700,000	3	13,340,000
Change in valuation inputs or other assumptions	3,816,000		7,406,667		11,222,667

Fair value as of December 31, 2020	$8,456,000	3	$16,106,667	1	$24,562,667

	Private Placement	Public	Warrant Liabilities
January 1, 2021	$8,456,000	$16,106,667	$24,562,667
Change in fair value	7,420,000	14,133,334	21,553,334
Fair value as of June 30, 2021	15,876,000	30,240,001	46,116,001

Rocket Lab USA, Inc.
Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
As of June 30, 2021 and December 31, 2020 the following financial assets and liabilities are measured at fair value on a recurring basis and are categorized using the fair value hierarchy as follows:

	June 30, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market accounts	$24,888	$—	$—	$24,888

Total	$24,888	$—	$—	$24,888

	June 30, 2021
	Level 1	Level 2	Level 3	Total
Liabilities:
Other non-current liabilities:
Warrants-preferred stock (Note 11)	$—	$—	$9,377	$9,377

Total	$—	$—	$9,377	$9,377

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market accounts	$49,869	$—	$—	$49,869

Total	$49,869	$—	$—	$49,869

Liabilities:
Other non-current liabilities:
Warrants-preferred stock (Note 11)	$—	$—	$3,899	$3,899

Total	$—	$—	$3,899	$3,899

As of December 31, the following financial assets and liabilities are measured at fair value on a recurring basis and are categorized using the fair value hierarchy as follows:

	2020
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market accounts	$49,869	$—	$—	$49,869

Total	$49,869	$—	$—	$49,869

Liabilities:
Other non-current liabilties:
Warrants-preferred stock (Note 11)	$—	$—	$3,899	$3,899

Total	$—	$—	$3,899	$3,899

	2019
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market accounts	$93,314	$—	$—	$93,314

Total	$93,314	$—	$—	$93,314

Liabilities:
Other non-current liabilties:
Warrants-preferred stock (Note 11)	$—	$—	$1,284	$1,284

Total	$—	$—	$1,284	$1,284

Summary of Warrant Liabilities Measured at Fair Value	The change in the warrant liabilities measured at fair value using level three unobservable inputs is as follows for the quarter ended June 30, 2021:

Balance, at December 31, 2020	$3,899
Cost of warrants vesting during the period	352
Change in fair value included in earnings	5,126
Balance, at June 30, 2021	$9,377

The change in the warrant liabilities measured at fair value using level three unobservable inputs is as follows for the years ended December 31, 2020 and 2019:

Balance, at January 1, 2019	$1,197
Change in fair value included in earnings	87

Balance, at December 31, 2019	$1,284
Cost of warrants vesting during the year	198
Change in fair value included in earnings	2,417

Balance, at December 31, 2020	$3,899

Monte Carlo [Member]
Schedule of initial measurement
The key inputs into the Monte Carlo simulation model were as follows at their measurement dates:

Input	September 29, 2020 (Initial Measurement)
Risk-free interest rate	0.3%
Expected term to initial business combination (years)	0.6
Expected volatility	15.0%
Exercise price	$11.50
Fair value of Units	$10.12